Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (3.0%)
	New York Times Co. Class A	873,765	61,146
	Match Group Inc.	1,454,021	55,326
*	Take-Two Interactive Software Inc.	186,698	46,671
	News Corp. Class A	1,796,913	44,617
*	Reddit Inc. Class A	149,891	26,018
*	Lumen Technologies Inc.	3,039,618	23,344
*	Yelp Inc.	696,832	17,086
	Versant Media Group Inc.	471,784	16,989
*	Snap Inc. Class A	3,067,178	13,618
*	Trade Desk Inc. Class A	659,677	11,927
*	Magnite Inc.	505,080	9,586
*	Bumble Inc. Class A	2,108,646	6,748
*	AST SpaceMobile Inc.	56,855	5,052
	Telephone & Data Systems Inc.	123,054	4,554
*	Bandwidth Inc. Class A	61,907	3,919
*	PubMatic Inc. Class A	256,782	3,369
*	ZipRecruiter Inc. Class A	771,148	2,892
	Fox Corp. Class B	53,838	2,522
*	Optimum Communications Inc. Class A	1,128,577	1,636
	Cinemark Holdings Inc.	39,295	1,247
	Warner Music Group Corp. Class A	31,700	858
*	Taboola.com Ltd.	169,092	846
			359,971
Consumer Discretionary (9.5%)
	Garmin Ltd.	288,147	68,446
	Expedia Group Inc.	249,524	63,848
	Tapestry Inc.	411,720	60,268
	Carnival Corp. Ltd.	1,987,803	56,792
	Travel & Leisure Co.	649,941	49,675
	BorgWarner Inc. (XNYS)	715,647	47,519
	eBay Inc.	391,081	43,703
	Hasbro Inc.	494,226	40,818
*	MGM Resorts International	824,782	39,433
	Bath & Body Works Inc.	1,609,900	37,237
*	Etsy Inc.	477,516	35,971
*	Deckers Outdoor Corp.	327,600	32,527
	Signet Jewelers Ltd.	370,741	31,958
*	Penn Entertainment Inc.	1,443,742	30,838
*	NVR Inc.	4,504	30,688
*	Frontdoor Inc.	378,313	29,353
*	Covista Inc.	228,612	28,499
	ADT Inc.	3,906,577	25,393
	Ralph Lauren Corp.	57,132	22,933
	American Eagle Outfitters Inc.	1,314,285	22,606
	Garrett Motion Inc.	606,577	21,976
	Macy's Inc.	763,031	17,969
*	Sonos Inc.	1,251,515	16,933
*	Adient plc	837,144	15,387
	Buckle Inc.	358,477	15,128
	Dana Inc.	550,606	14,982
	Murphy USA Inc.	26,383	14,217
*	Revolve Group Inc.	611,468	13,997
	Carter's Inc.	335,047	13,791
*	DraftKings Inc. Class A	440,707	11,132
*	Grand Canyon Education Inc.	77,772	11,130
*	National Vision Holdings Inc.	581,120	11,047
	Upbound Group Inc.	503,089	10,676
*	Burlington Stores Inc.	33,019	10,460
	Boyd Gaming Corp.	113,175	9,997

		Shares	Market Value ($000)
	Kohl's Corp.	534,163	9,465
*	M/I Homes Inc.	57,380	9,226
	Best Buy Co. Inc.	119,153	9,041
*	YETI Holdings Inc.	173,469	8,597
	Phinia Inc.	104,208	8,584
*	BJ's Restaurants Inc.	136,254	8,275
*	Life Time Group Holdings Inc.	194,745	7,953
*	Urban Outfitters Inc.	86,462	6,127
*	Sally Beauty Holdings Inc.	423,062	5,982
*	Capri Holdings Ltd.	281,927	5,235
	Gap Inc.	278,782	5,208
	Group 1 Automotive Inc.	17,380	5,061
	Red Rock Resorts Inc. Class A	76,940	5,006
*	Abercrombie & Fitch Co. Class A	54,223	4,881
*	Wayfair Inc. Class A	52,816	4,881
*	GigaCloud Technology Inc. Class A	146,595	4,632
	Levi Strauss & Co. Class A	159,807	3,968
*	CarMax Inc.	74,328	3,931
	Strategic Education Inc.	50,943	3,903
*	Callaway Golf Co.	192,239	3,612
*	Planet Fitness Inc. Class A	68,514	3,574
*	ThredUP Inc. Class A	471,271	3,228
*	Pattern Group Inc. Class A	121,893	3,070
*	Victoria's Secret & Co.	36,232	3,025
*	Bed Bath & Beyond Inc.	484,136	2,803
*	Hilton Grand Vacations Inc.	52,048	2,726
	G-III Apparel Group Ltd.	72,604	2,447
*	Peloton Interactive Inc. Class A	411,760	2,434
*	Champion Homes Inc.	27,325	2,408
	PVH Corp.	23,669	1,758
*	Aptiv plc	27,548	1,691
*	Versigent plc	9,182	386
			1,160,445
Consumer Staples (3.5%)
	Dollar General Corp.	689,314	79,347
	Archer-Daniels-Midland Co.	664,356	50,757
	Coca-Cola Consolidated Inc.	252,038	48,119
*	Darling Ingredients Inc.	693,273	37,867
	Church & Dwight Co. Inc.	337,922	32,738
*	Post Holdings Inc.	258,142	22,784
	Ingles Markets Inc. Class A	253,845	22,486
*	Boston Beer Co. Inc. Class A	114,668	20,300
*	United Natural Foods Inc.	334,111	15,259
	Seaboard Corp.	3,386	15,116
	Casey's General Stores Inc.	15,788	12,548
	Conagra Brands Inc.	917,874	12,355
	WD-40 Co.	32,952	8,028
	Pilgrim's Pride Corp.	275,018	7,731
	Spectrum Brands Holdings Inc.	81,612	6,998
	Marzetti Co.	54,779	6,254
*	US Foods Holding Corp.	56,228	5,749
	Energizer Holdings Inc.	228,790	4,905
*	Dollar Tree Inc.	39,200	4,741
	J M Smucker Co.	40,781	4,588
	PriceSmart Inc.	16,225	3,169
	Clorox Co.	25,098	2,395
*	Herbalife Ltd.	160,161	2,106
	Tyson Foods Inc. Class A	31,571	1,807
*	USANA Health Sciences Inc.	72,128	1,540
*	Seneca Foods Corp. Class A	8,749	1,522
			431,209
Energy (3.8%)
	Range Resources Corp.	1,360,728	50,606
	HF Sinclair Corp.	657,490	45,794
	EQT Corp.	720,316	38,299
	TechnipFMC plc	513,794	34,065
	Expand Energy Corp.	364,968	33,282
	Permian Resources Corp. Class A	1,779,847	32,767
*	Oceaneering International Inc.	639,490	25,912

		Shares	Market Value ($000)
	Halliburton Co.	761,304	25,846
*	Plains GP Holdings LP Class A	734,114	17,817
	Antero Midstream Corp.	751,928	17,106
	International Seaways Inc.	212,677	16,289
	Ovintiv Inc. (XNYS)	294,965	15,530
	Patterson-UTI Energy Inc.	1,599,593	14,684
*	Gulfport Energy Corp.	78,246	13,278
*	Nabors Industries Ltd. (XNYS)	121,071	10,171
	Weatherford International plc	107,755	8,782
	World Kinect Corp.	261,979	8,630
*	Par Pacific Holdings Inc.	149,304	8,373
	Liberty Energy Inc.	312,555	8,186
*	Antero Resources Corp.	232,311	8,163
*,1	ProPetro Holding Corp.	561,171	8,047
*	Green Plains Inc.	424,253	6,525
	Delek US Holdings Inc.	104,824	5,326
*	CNX Resources Corp.	117,743	3,995
	Dorian LPG Ltd.	89,641	3,118
*	Kosmos Energy Ltd.	554,289	1,170
			461,761
Financials (15.6%)
	State Street Corp.	701,254	118,933
	Popular Inc.	477,447	78,387
	Globe Life Inc.	428,519	76,568
	Zions Bancorp NA	1,059,292	73,292
	Affiliated Managers Group Inc.	216,446	73,245
	Citizens Financial Group Inc.	965,728	67,669
	CNO Financial Group Inc.	1,259,956	64,233
	Associated Banc-Corp.	2,047,823	63,011
	Virtu Financial Inc. Class A	954,601	56,866
	KeyCorp	2,427,905	55,963
	Axis Capital Holdings Ltd.	503,022	54,045
*	Affirm Holdings Inc.	640,147	52,204
	First BanCorp (XNYS)	1,987,225	51,807
	Federated Hermes Inc.	884,514	48,843
	MGIC Investment Corp.	1,703,022	48,025
	FNB Corp.	2,406,725	45,920
	RenaissanceRe Holdings Ltd.	139,544	44,221
*	Enova International Inc.	172,478	41,521
*	Happen Inc.	1,942,388	40,285
	Essent Group Ltd.	562,871	36,181
	Banc of California Inc.	1,748,253	35,717
	Ally Financial Inc.	763,336	35,075
	First Hawaiian Inc.	1,187,982	34,808
*	Toast Inc. Class A	1,204,405	33,506
	Piper Sandler Cos.	391,524	28,323
	Tradeweb Markets Inc. Class A	275,957	27,502
*	NMI Holdings Inc.	662,086	27,205
	Primerica Inc.	94,382	26,823
	Radian Group Inc.	686,999	25,879
	Hanover Insurance Group Inc.	120,456	25,792
	SEI Investments Co.	244,460	21,442
	Northern Trust Corp.	123,134	21,406
	Assurant Inc.	79,677	21,396
	Stifel Financial Corp.	295,294	20,603
	BankUnited Inc.	371,900	18,019
	BGC Group Inc. Class A	1,631,075	17,436
	Western Alliance Bancorp	206,595	16,982
	UMB Financial Corp.	118,254	16,882
	Cboe Global Markets Inc.	69,097	16,768
*	Slide Insurance Holdings Inc.	772,595	14,965
	OFG Bancorp	301,208	14,780
	First American Financial Corp.	205,544	14,098
	WSFS Financial Corp.	166,449	12,772
	Home BancShares Inc.	444,972	12,704
*	Palomar Holdings Inc.	92,288	11,664
	HCI Group Inc.	61,967	10,860
	PennyMac Financial Services Inc.	107,648	9,376
	Bread Financial Holdings Inc.	82,479	8,937

		Shares	Market Value ($000)
	Hartford Insurance Group Inc.	67,150	8,899
	Mercury General Corp.	72,604	7,741
	International Bancshares Corp.	95,104	7,223
*	Dave Inc.	17,861	6,655
	Provident Financial Services Inc.	256,880	6,073
	East West Bancorp Inc.	45,077	5,819
	Hancock Whitney Corp.	75,544	5,645
*	Remitly Global Inc.	242,585	5,436
*	SiriusPoint Ltd.	218,862	5,253
*	Oscar Health Inc. Class A	180,434	5,146
	Eastern Bankshares Inc.	228,976	5,092
	Acadian Asset Management Inc.	66,475	4,754
	UWM Holdings Corp.	1,908,885	4,371
	Banner Corp.	62,690	4,165
	Pinnacle Financial Partners Inc.	35,960	3,628
	WisdomTree Inc.	213,344	3,614
	Evercore Inc. Class A	10,420	3,558
	Southstate Bank Corp.	34,086	3,405
	First Interstate BancSystem Inc. Class A	85,276	3,288
	PROG Holdings Inc.	69,561	3,242
*	Bowhead Specialty Holdings Inc.	104,603	3,131
	S&T Bancorp Inc.	56,868	2,791
	Independent Bank Corp. (XNGS)	28,647	2,398
	Morningstar Inc.	14,989	2,339
*	Marqeta Inc. Class A	559,249	2,271
	Lazard Inc.	41,310	1,732
	Nelnet Inc. Class A	10,325	1,377
*	Skyward Specialty Insurance Group Inc.	23,500	1,371
	Kemper Corp.	38,586	1,040
	Bank of Hawaii Corp.	10,400	847
			1,895,243
Health Care (12.0%)
*	Incyte Corp.	499,636	56,639
	West Pharmaceutical Services Inc.	138,343	49,665
*	Neurocrine Biosciences Inc.	289,577	48,804
*	Centene Corp.	742,239	47,644
*	Tenet Healthcare Corp.	252,222	47,186
	Universal Health Services Inc. Class B	293,949	43,707
*	Align Technology Inc.	234,951	39,627
*	Exelixis Inc.	703,448	38,275
*	Ultragenyx Pharmaceutical Inc.	1,072,214	35,801
*	Moderna Inc.	504,078	35,301
	Encompass Health Corp.	328,164	33,171
*	Jazz Pharmaceuticals plc	133,819	32,246
*	10X Genomics Inc. Class A	827,828	31,739
*	Charles River Laboratories International Inc.	134,635	30,534
*	Illumina Inc.	173,523	30,511
*	Medpace Holdings Inc.	57,385	30,391
*	Ionis Pharmaceuticals Inc.	379,257	30,071
*	LivaNova plc	336,011	27,630
	Quest Diagnostics Inc.	109,479	23,204
*	BioCryst Pharmaceuticals Inc.	2,060,894	20,609
*	IRhythm Holdings Inc.	171,669	20,420
*	United Therapeutics Corp.	37,575	20,359
	Cardinal Health Inc.	80,373	19,093
*	Pediatrix Medical Group Inc.	749,810	18,993
*	Teladoc Health Inc.	2,144,017	18,181
*	Vir Biotechnology Inc.	1,762,412	17,959
*	ACADIA Pharmaceuticals Inc.	700,120	17,713
*	Sarepta Therapeutics Inc.	972,646	17,478
	Chemed Corp.	37,495	17,463
*	Cooper Cos. Inc.	243,399	17,454
*	Insulet Corp.	110,327	16,797
*	Omnicell Inc.	397,619	16,509
*	BioMarin Pharmaceutical Inc.	281,056	16,082
*	Dexcom Inc.	238,684	16,075
*,1	Recursion Pharmaceuticals Inc. Class A	3,889,209	14,273
*	Arvinas Inc.	1,709,917	14,209
*	IQVIA Holdings Inc.	73,117	14,128

		Shares	Market Value ($000)
*,1	Intellia Therapeutics Inc.	827,498	14,001
*	Progyny Inc.	485,578	13,999
	DENTSPLY SIRONA Inc.	1,318,270	13,987
*	Viridian Therapeutics Inc.	749,290	13,765
*	Ardelyx Inc.	2,696,698	13,753
*	Veeva Systems Inc. Class A	67,203	11,927
*	Travere Therapeutics Inc.	200,713	11,403
*	Natera Inc.	40,765	11,066
*	BrightSpring Health Services Inc.	153,121	10,679
*	Amneal Pharmaceuticals Inc.	607,932	10,523
*	Inspire Medical Systems Inc.	230,603	10,287
*	Arcutis Biotherapeutics Inc.	348,790	9,145
*	Alignment Healthcare Inc.	381,494	9,083
*	AnaptysBio Inc.	131,265	8,860
*	Fate Therapeutics Inc.	3,124,076	8,435
*,1	Iovance Biotherapeutics Inc.	2,018,606	8,397
*	Doximity Inc. Class A	398,572	8,266
*	Mettler-Toledo International Inc.	6,407	8,185
*	AtriCure Inc.	291,716	8,162
*	Altimmune Inc.	2,670,535	8,118
*	Syndax Pharmaceuticals Inc.	367,577	8,035
*	Adaptive Biotechnologies Corp.	368,333	7,901
*	Enovis Corp.	365,561	7,567
*	Ironwood Pharmaceuticals Inc.	1,751,831	7,375
*	Haemonetics Corp.	97,888	7,342
*	Biohaven Ltd.	490,599	7,300
*	Relay Therapeutics Inc.	389,501	7,288
	CONMED Corp.	211,221	6,913
*	CareDx Inc.	234,894	6,695
*	Novocure Ltd.	435,485	6,598
*	Phreesia Inc.	641,083	6,597
*	Editas Medicine Inc.	2,031,656	6,583
*	Janux Therapeutics Inc.	423,646	6,507
*	AMN Healthcare Services Inc.	196,896	6,374
*	Agios Pharmaceuticals Inc.	167,483	6,215
*	Myriad Genetics Inc.	1,021,536	5,833
*	Rocket Pharmaceuticals Inc.	1,696,761	5,803
*	Tempus AI Inc. Class A	91,581	5,305
*	Arcus Biosciences Inc.	158,851	4,897
*	Insmed Inc.	44,769	4,773
*	LifeStance Health Group Inc.	424,895	4,551
*	Emergent BioSolutions Inc.	528,566	4,429
*	Puma Biotechnology Inc.	540,434	4,383
*	Xencor Inc.	264,939	4,266
*	GRAIL Inc.	60,793	4,150
*	Indivior Pharmaceuticals Inc.	92,584	3,799
*	Celldex Therapeutics Inc.	100,421	3,737
*	GoodRx Holdings Inc. Class A	1,264,093	3,641
*	Option Care Health Inc.	166,202	3,485
*	First Tracks Biotherapeutics Inc.	153,153	3,081
*	Avantor Inc.	310,462	3,074
*	Sotera Health Co.	172,415	3,060
*	ADMA Biologics Inc.	361,030	3,022
*	Arrowhead Pharmaceuticals Inc.	35,909	2,927
*	Schrodinger Inc.	177,750	2,888
*	Enanta Pharmaceuticals Inc.	180,741	2,635
*	WaVe Life Sciences Ltd.	424,855	2,468
*	Community Health Systems Inc.	737,087	2,462
*	Pacira BioSciences Inc.	95,303	2,418
*	PTC Therapeutics Inc.	28,952	2,362
*	Globus Medical Inc. Class A	26,815	2,119
	Labcorp Holdings Inc.	7,542	2,112
*	CorVel Corp.	33,719	2,108
*	Novavax Inc.	205,316	1,934
*	Xeris Biopharma Holdings Inc.	220,443	1,746
*,1	Agenus Inc.	511,809	1,566
*	Accendra Health Inc.	427,891	1,463
*	Clover Health Investments Corp.	268,473	1,407
*	Tandem Diabetes Care Inc.	71,050	1,072
*	Artivion Inc.	45,576	1,024

		Shares	Market Value ($000)
*	Olema Pharmaceuticals Inc.	71,700	897
*	Harmony Biosciences Holdings Inc.	23,800	867
*	Organogenesis Holdings Inc.	334,062	812
*	Arcturus Therapeutics Holdings Inc.	118,011	793
*	Joint Corp.	66,951	588
			1,457,229
Industrials (18.3%)
	EMCOR Group Inc.	107,557	89,259
	EnerSys	326,150	76,260
	Applied Industrial Technologies Inc.	219,660	74,278
	Southwest Airlines Co.	1,422,752	73,158
	JB Hunt Transport Services Inc.	241,929	70,022
	Curtiss-Wright Corp.	85,598	64,863
	Griffon Corp.	664,254	64,785
*	MYR Group Inc.	107,955	54,021
*	SkyWest Inc.	536,456	53,286
	SS&C Technologies Holdings Inc.	792,727	49,189
	Allison Transmission Holdings Inc.	430,863	48,576
	Acuity Inc.	119,419	44,980
*	United Airlines Holdings Inc.	322,541	43,862
*	Kirby Corp.	316,296	43,007
*	MasTec Inc.	96,891	40,312
*	Rocket Lab Corp.	356,650	36,253
	Woodward Inc.	85,020	36,171
	Expeditors International of Washington Inc.	218,299	35,578
	Watts Water Technologies Inc. Class A	90,513	35,431
	Textron Inc.	385,956	35,404
	Mueller Industries Inc.	266,622	32,776
	Leidos Holdings Inc.	314,335	32,367
	Howmet Aerospace Inc.	117,316	31,542
	Allegion plc	224,254	31,505
	Kennametal Inc.	891,414	31,244
	Sensata Technologies Holding plc	653,450	31,196
	BWX Technologies Inc.	160,194	31,182
*	Vicor Corp.	81,503	30,953
	Donaldson Co. Inc.	338,706	30,406
	Carpenter Technology Corp.	47,370	29,220
*	ATI Inc.	146,655	28,906
	Ryder System Inc.	105,782	27,902
	Mueller Water Products Inc. Class A	1,074,917	27,765
*	Generac Holdings Inc.	92,356	27,043
	Advanced Drainage Systems Inc.	154,367	24,229
	Atkore Inc.	305,956	23,265
*	CoreCivic Inc.	728,873	22,143
*	Paylocity Holding Corp.	211,338	22,091
*	Bloom Energy Corp. Class A	69,334	20,987
	Brady Corp. Class A	229,164	20,985
	Tutor Perini Corp.	251,239	20,845
	ESCO Technologies Inc.	58,607	20,515
	Maximus Inc.	373,527	20,081
	Westinghouse Air Brake Technologies Corp.	71,392	19,247
	Science Applications International Corp.	172,075	18,999
	Vertiv Holdings Co. Class A	56,056	18,769
	Moog Inc. Class A	44,079	18,682
[1]	HEICO Corp.	51,949	18,504
*	Core & Main Inc. Class A	382,392	18,450
*	American Superconductor Corp.	417,714	17,339
	Federal Signal Corp.	132,499	17,025
	Huntington Ingalls Industries Inc.	56,169	15,721
*	SPX Technologies Inc.	63,263	15,510
	Graco Inc.	203,437	15,382
	Korn Ferry	230,954	15,377
	Valmont Industries Inc.	25,302	14,614
*	V2X Inc.	186,176	13,881
	Primoris Services Corp.	135,564	13,437
	Trinity Industries Inc.	361,094	12,487
	Enpro Inc.	33,083	12,470
	Masco Corp.	153,063	12,455
*	Willdan Group Inc.	156,072	12,345

		Shares	Market Value ($000)
	Flowserve Corp.	160,243	11,884
	Xylem Inc.	97,518	11,528
	Matson Inc.	58,241	11,196
*	Legalzoom.com Inc.	1,722,644	10,560
	Booz Allen Hamilton Holding Corp.	162,900	9,883
	Broadridge Financial Solutions Inc.	68,625	9,398
	Greenbrier Cos. Inc.	186,678	9,149
	Leonardo DRS Inc.	205,841	8,783
	Exponent Inc.	143,258	8,418
*	Healthcare Services Group Inc.	327,397	8,041
	MillerKnoll Inc.	384,163	7,860
	Timken Co.	51,673	7,509
	Wabash National Corp.	555,127	7,494
	AZZ Inc.	42,223	6,547
*	Sunrun Inc.	452,967	6,061
*	Upwork Inc.	718,111	6,003
*	RBC Bearings Inc.	9,138	5,885
	nVent Electric plc	31,960	5,421
	KBR Inc.	154,408	5,332
	WESCO International Inc.	15,056	5,201
	Ennis Inc.	238,646	5,071
*	Gibraltar Industries Inc.	106,189	4,789
	Preformed Line Products Co.	11,267	4,626
	ABM Industries Inc.	98,919	4,376
	Franklin Electric Co. Inc.	35,387	3,793
	Toro Co.	36,703	3,576
	Dover Corp.	14,120	3,167
	Genpact Ltd.	114,871	3,159
	Zurn Elkay Water Solutions Corp. Class C	61,947	3,130
	Worthington Enterprises Inc.	55,735	2,996
*	Array Technologies Inc.	397,376	2,945
	UFP Industries Inc.	30,458	2,764
	Alight Inc. Class A	4,893,895	2,741
	ICF International Inc.	36,249	2,641
	McGrath RentCorp.	21,608	2,615
*	ExlService Holdings Inc.	96,805	2,503
	Albany International Corp. Class A	33,176	2,472
	Genco Shipping & Trading Ltd.	99,578	2,468
	Tennant Co.	26,403	2,311
	Regal Rexnord Corp.	9,500	2,263
*	SiteOne Landscape Supply Inc.	18,238	2,087
	Tetra Tech Inc.	70,066	2,024
	HNI Corp.	50,048	2,022
*	Innodata Inc.	25,584	1,934
*	Gates Industrial Corp. plc	55,700	1,558
	CRA International Inc.	10,738	1,528
	Pentair plc	18,985	1,455
*	Amentum Holdings Inc.	68,759	1,421
	Helios Technologies Inc.	10,100	901
			2,230,026
Information Technology (17.0%)
	Teradyne Inc.	196,540	95,094
*	Extreme Networks Inc.	2,584,934	83,674
	MKS Inc.	153,141	68,117
*,1	Astera Labs Inc.	136,954	66,151
	CDW Corp.	415,280	58,405
	Hewlett Packard Enterprise Co.	1,287,180	58,065
	Jabil Inc.	149,286	57,547
*	MongoDB Inc.	153,141	51,440
*	Credo Technology Group Holding Ltd.	187,901	51,100
*	MaxLinear Inc.	390,916	50,049
*	Tenable Holdings Inc.	1,346,246	49,649
*	Commvault Systems Inc.	347,563	49,260
*	Ultra Clean Holdings Inc.	326,768	46,594
*	Cirrus Logic Inc.	306,887	45,582
	Amkor Technology Inc.	507,319	43,746
*,1	Teradata Corp.	1,240,006	42,966
*	Zebra Technologies Corp. Class A	159,837	42,079
*	Coherent Corp.	94,197	37,158

		Shares	Market Value ($000)
*	Ambarella Inc.	432,456	37,105
*	Docusign Inc.	794,821	35,306
	NetApp Inc. (XNGS)	220,763	34,165
*	Everpure Inc. Class A	429,459	33,837
*	Flex Ltd.	207,881	33,691
*	Ciena Corp.	68,059	33,387
*	Penguin Solutions Inc.	423,737	32,208
*	Zoom Communications Inc.	347,125	29,960
*	Sanmina Corp.	117,223	29,667
*	Manhattan Associates Inc.	205,890	28,670
*	MACOM Technology Solutions Holdings Inc.	68,831	26,181
*	Ichor Holdings Ltd.	233,005	26,162
	TD SYNNEX Corp.	95,632	25,566
*	Atlassian Corp. Ltd. Class A	317,608	24,707
*	Plexus Corp.	79,772	23,985
*	TTM Technologies Inc.	125,126	23,401
*	Dropbox Inc. Class A	814,421	22,372
*	First Solar Inc.	92,213	21,759
*	Twilio Inc. Class A	103,585	21,373
*	Calix Inc.	560,626	20,923
	RingCentral Inc. Class A	531,463	20,716
*	Super Micro Computer Inc. (XNGS)	677,113	19,860
*	Elastic NV	343,908	19,610
*	Five9 Inc.	913,129	19,468
*	nLight Inc.	260,943	18,167
*	Appian Corp. Class A	775,549	17,760
*	Unity Software Inc.	552,762	15,798
*	Keysight Technologies Inc.	44,972	15,743
*	Hut 8 Corp.	132,718	15,322
*,1	D-Wave Quantum Inc.	628,824	15,085
*	Kyndryl Holdings Inc.	1,284,509	14,528
*	PagerDuty Inc.	1,324,073	12,777
*	ADTRAN Holdings Inc.	918,616	12,769
*	Workiva Inc.	249,942	12,125
*	Qualys Inc.	85,796	11,796
*	Semtech Corp.	71,578	11,585
*	FormFactor Inc.	72,149	11,539
	Entegris Inc.	62,671	11,272
*	Samsara Inc. Class A	334,013	10,832
*	Insight Enterprises Inc.	83,783	10,205
*	ON Semiconductor Corp.	102,241	9,666
*	Fabrinet	17,106	9,615
*	Riot Platforms Inc.	342,734	9,384
*	nCino Inc.	571,002	9,336
*,1	Asana Inc. Class A	1,328,558	9,300
	Benchmark Electronics Inc.	91,922	9,070
*	Onto Innovation Inc.	20,570	7,785
*	HubSpot Inc.	41,952	7,657
*	Viasat Inc.	75,237	6,757
*	Rapid7 Inc.	826,449	6,694
*	Photronics Inc.	190,243	6,189
*	Cipher Digital Inc.	252,054	6,175
*	Arlo Technologies Inc.	430,990	5,810
*	Alarm.com Holdings Inc.	123,086	5,751
*,1	IREN Ltd.	123,901	5,666
*	SentinelOne Inc. Class A	305,956	5,192
*	Progress Software Corp.	153,714	5,162
	Pegasystems Inc.	163,891	4,912
*	Arteris Inc.	100,501	4,883
*	Arrow Electronics Inc.	22,840	4,874
*	AvePoint Inc.	424,412	4,758
	Advanced Energy Industries Inc.	12,655	4,719
*	Evolv Technologies Holdings Inc.	787,515	4,568
*	Circle Internet Group Inc.	67,633	4,236
	Cognex Corp.	56,812	4,114
*	Unisys Corp.	1,063,469	3,892
*	Yext Inc.	789,914	3,689
*	Zscaler Inc.	24,987	3,527
*	AppLovin Corp. Class A	6,433	3,314
*	Freshworks Inc. Class A	284,878	2,883

		Shares	Market Value ($000)
*	Domo Inc. Class B	868,846	2,719
*	8x8 Inc.	1,507,087	2,577
*	Alpha & Omega Semiconductor Ltd.	52,210	2,471
*	Diodes Inc.	20,581	2,252
*	Sprinklr Inc. Class A	432,435	2,231
*	Nutanix Inc. Class A	41,380	2,109
*	Digital Turbine Inc.	157,000	2,025
*	Applied Optoelectronics Inc.	12,416	1,840
	Vishay Intertechnology Inc.	32,970	1,773
*	Rubrik Inc. Class A	18,700	1,501
*	AXT Inc.	18,547	1,337
	Napco Security Technologies Inc.	33,039	1,255
*	Applied Digital Corp.	22,722	847
			2,062,573
Materials (5.2%)
	Alcoa Corp.	998,906	52,083
	CF Industries Holdings Inc.	443,078	47,968
	Albemarle Corp.	354,903	47,923
	Reliance Inc.	121,866	45,529
*	Constellium SE	1,285,199	40,959
	Dow Inc.	1,288,472	35,253
	Crown Holdings Inc.	283,971	31,754
	Element Solutions Inc.	656,217	31,334
	Kaiser Aluminum Corp.	155,019	30,326
	Packaging Corp. of America	120,200	28,641
*	Century Aluminum Co.	449,246	20,670
	Celanese Corp.	444,255	20,436
	Balchem Corp.	108,624	18,352
	Scotts Miracle-Gro Co.	222,378	15,146
	Sensient Technologies Corp.	104,414	12,873
	Commercial Metals Co.	204,196	12,813
	AptarGroup Inc.	95,135	11,911
*	O-I Glass Inc.	1,196,753	11,525
	Hecla Mining Co.	672,877	10,383
	United States Lime & Minerals Inc.	94,353	9,876
	Warrior Met Coal Inc.	119,473	9,696
*	Ingevity Corp.	117,523	8,775
	Chemours Co.	399,349	8,195
	Avery Dennison Corp.	49,995	8,117
	Materion Corp.	26,251	7,807
	Coeur Mining Inc.	452,419	7,383
	TriMas Corp.	159,830	7,197
	Innospec Inc.	86,746	7,060
	Avient Corp.	155,547	5,749
*	Metallus Inc.	238,960	4,466
	Steel Dynamics Inc.	17,461	4,007
*	Ecovyst Inc.	256,981	3,199
*	Perimeter Solutions Inc.	85,160	3,036
	Greif Inc. Class A	40,544	3,020
	Sylvamo Corp.	61,455	2,323
	HB Fuller Co.	30,700	1,790
*	Alpha Metallurgical Resources Inc.	7,340	1,211
	Minerals Technologies Inc.	10,900	806
			629,592
Real Estate (6.5%)
	Brixmor Property Group Inc.	2,169,506	68,404
	Host Hotels & Resorts Inc.	2,504,605	59,384
[1]	First Industrial Realty Trust Inc.	950,627	58,283
	Omega Healthcare Investors Inc.	1,133,771	54,058
*	Jones Lang LaSalle Inc.	169,085	52,408
	Cousins Properties Inc.	1,480,383	44,382
	COPT Defense Properties	1,143,636	41,617
	Federal Realty Investment Trust	287,141	35,445
	Phillips Edison & Co. Inc.	799,871	33,291
	Urban Edge Properties	1,149,255	26,295
	Regency Centers Corp.	297,719	23,740
	Xenia Hotels & Resorts Inc.	1,142,985	23,271
	Outfront Media Inc.	635,191	20,809
	Equity Residential	305,313	20,740

		Shares	Market Value ($000)
	Kimco Realty Corp.	755,887	19,162
	Gaming & Leisure Properties Inc.	412,931	18,388
	STAG Industrial Inc.	480,298	18,280
	DiamondRock Hospitality Co.	1,450,508	17,667
*	CBRE Group Inc. Class A	116,766	15,727
	Broadstone Net Lease Inc.	737,953	15,253
[1]	Highwoods Properties Inc.	480,305	14,486
	NNN REIT Inc.	307,685	14,317
	Millrose Properties Inc.	406,461	12,214
	EPR Properties	185,530	10,763
*	Piedmont Realty Trust Inc.	1,022,627	9,357
	Sunstone Hotel Investors Inc.	663,806	7,600
*	Zillow Group Inc. Class C	237,459	7,485
*	Cushman & Wakefield Ltd.	518,313	6,940
	Tanger Inc.	165,449	6,530
	RLJ Lodging Trust	546,492	6,476
	Apple Hospitality REIT Inc.	327,121	5,499
	Universal Health Realty Income Trust	103,798	4,553
	InvenTrust Properties Corp.	126,273	4,470
	Rexford Industrial Realty Inc.	129,770	4,347
[1]	LXP Industrial Trust	57,733	3,111
	Newmark Group Inc. Class A	147,992	2,236
	Four Corners Property Trust Inc.	34,300	842
			787,830
Utilities (4.7%)
	Edison International	1,174,043	87,407
	CMS Energy Corp.	951,336	72,777
[1]	National Fuel Gas Co.	807,539	62,350
	Avista Corp.	1,279,883	52,360
	Black Hills Corp.	648,816	48,272
	Eversource Energy	580,181	41,930
	Evergy Inc.	389,978	33,706
	Portland General Electric Co.	565,405	29,305
	PPL Corp.	757,535	27,536
	DTE Energy Co.	174,376	26,570
	Ameren Corp.	224,472	25,374
	American States Water Co.	257,006	21,236
	Spire Inc.	220,535	17,222
	New Jersey Resources Corp.	251,662	14,103
	ONE Gas Inc.	67,810	5,226
	FirstEnergy Corp.	100,053	4,757
	MGE Energy Inc.	36,857	3,005
	Southwest Gas Holdings Inc.	32,829	2,911
	Otter Tail Corp.	10,500	945
	Chesapeake Utilities Corp.	6,800	833
			577,825
Total Common Stocks (Cost $9,094,074)			12,053,704
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $144,442)	1,444,582	144,444
Total Investments (100.3%) (Cost $9,238,516)			12,198,148
Other Assets and Liabilities—Net (-0.3%)			(41,142)
Net Assets (100%)			12,157,006
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,129.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $34,567 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	519	79,033	879
E-mini S&P 500 Index	September 2026	84	31,703	85
				964
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.